Summary of Principal Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2014
Summary of Principal Accounting Policies
Basis of presentation	(a) Basis of presentation The consolidated financial statements are prepared and presented in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

(b) Basis of consolidation

The consolidated financial statements include the financial statements of E-House, its majority owned subsidiaries and its VIEs, Beijing Leju, Shanghai Yi Xin, Beijing Jiajujiu, Shanghai Kushuo, Shanghai E-Cheng, Shanghai Fangjia and Shanghai Weihui. All inter-company transactions and balances have been eliminated in consolidation.

In 2012, the contractual arrangements among the shareholders of Shanghai Tian Zhuo Advertising Co., Ltd. (“Tian Zhuo”), Tian Zhuo and Shanghai CRIC Information Technology Co., Ltd. (“Shanghai CRIC”) were terminated. Upon the termination, the shareholders of Tian Zhuo transferred all of their equity interests in Tian Zhuo to Beijing Leju to make Tian Zhuo a wholly owned subsidiary of Beijing Leju. In December 2013, Beijing Leju transferred all of its equity interest in Tian Zhuo to Shanghai Kushuo to make Tian Zhuo a wholly owned subsidiary of Shanghai Kushuo.

The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. In determining whether the Group is the primary beneficiary, the Group considers if the Group (1) has power to direct the activities that most significantly affects the economic performance of the VIE, and (2) receives the economic benefits of the VIE that could be significant to the VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

The VIE arrangements

PRC regulations currently prohibit or restrict foreign ownership of companies that provide Internet content and advertising services. To comply with these regulations, the Group provides such activities relating to Internet content and advertising services through its VIEs and their subsidiaries.

To provide the Group effective control over and the ability to receive substantially all of the economic benefits of its VIEs and their subsidiaries, the Company’s subsidiaries Shanghai Yifang Software Co., Ltd. (“Shanghai Yifang”), Shanghai SINA Leju Information Technology Co., Ltd. (“Shanghai SINA Leju”) and Shanghai Yi Yue Information Technology Co. Ltd. (“Shanghai Yi Yue”), Beijing Maiteng Fengshun Science and Technology Co., Ltd., (“Beijing Maiteng”), Baoyi Investment Consultant (Shanghai) Co., Ltd (“Shanghai Baoyi”), Shanghai CRIC, and Shanghai Weidian (collectively, the “Foreign Owned Subsidiaries”) entered into a series of contractual arrangements with Shanghai Kushuo, Beijing Leju, Shanghai Yi Xin, Beijing Jiajujiu, Shanghai E-Cheng, Shanghai Fangjia and Shanghai Weihui (collectively the “VIEs”) and their respective shareholders, respectively, as summarized below:

Name of Foreign Owned	Foreign Owned Subsidiaries’ Economic Ownership
Subsidiaries	of VIEs	Name of VIEs	Activities of VIEs
Shanghai Yifang	100%	Shanghai Kushuo	Operate the real estate offline advertising business
Shanghai SINA Leju	100%	Beijing Leju	Operate the online advertising and listing business
Shanghai Yi Yue	100%	Shanghai Yi Xin	Operate the e-commerce business
Beijing Maiteng	100%	Beijing Jiajujiu	Operate the online home furnishing business
Shanghai Baoyi	100%	Shanghai E-Cheng	Operate the real estate fund management business
Shanghai CRIC	100%	Shanghai Fangjia	Operate the information and consulting business
Shanghai Weidian	100%	Shanghai Weihui	Operate the community value-added business

The VIEs hold the requisite licenses and permits necessary to conduct Internet content and advertising services activities relating to real estate projects from which foreign ownership of companies are prohibited or restricted. Foreign-invested enterprises incorporated in the PRC are not expressly prohibited from providing asset management services in PRC. However, according to local business practice, as a general partner of a fund, the Group must invest as a limited partner before the fund is established. Some investments of the fund managed by the Group are in the foreign-invested enterprise prohibited, or not encouraged industries, which requires all investors not to be foreign-invested enterprises. Therefore the Group provides asset management services through its VIE entities. In addition, the VIEs hold leases and other assets necessary to operate such business and generate substantial of the Group’s online and advertising revenues.

Agreements that Transfer Economic Benefits of the VIEs to the Group

Exclusive Consultancy Services/Technical Support Agreement. Pursuant to an exclusive Consultancy services/technical support agreement between the Foreign Owned Subsidiaries and the respective VIEs, the Foreign Owned Subsidiaries provide the respective VIEs with a series of Consultancy services/technical support services and are entitled to receive related fees. The term of this exclusive technical support agreement will expire upon dissolution of the VIEs. Unless expressly provided by this agreement, without prior written consent of the Foreign Owned Subsidiaries, the VIEs may not engage any third party to provide the services offered by the Foreign Owned Subsidiaries under this agreement.

Agreements that Provide Effective Control over VIEs

Exclusive Call Option Agreement. Each of shareholders of the VIEs has entered into an exclusive call option agreement with the respective Foreign Owned Subsidiaries. Pursuant to these agreements, each of the shareholders of the VIEs has granted an irrevocable and unconditional option to the respective Foreign Owned Subsidiaries or their designees to acquire all or part of such shareholder’s equity interests in VIEs at its sole discretion, to the extent as permitted by PRC laws and regulations then in effect. The consideration for such acquisition of all equity interests in VIEs will be equal to the registered capital of the VIEs, and if PRC law requires the consideration to be greater than the registered capital, the consideration will be the minimum amount as permitted by PRC law. In addition, the VIEs irrevocably and unconditionally granted respective Foreign Owned Subsidiaries an exclusive option to purchase, to the extent permitted under the PRC law, all or part of the assets of the VIEs. The exercise price for purchasing the assets of the VIEs will be equal to their respective book values, and if PRC law requires the price to be greater than the book value, the price will be the minimum amount as permitted by PRC law. The call option may be exercised by respective Foreign Owned Subsidiaries or their designees.

Loan Agreement. Under the loan agreement among shareholders of the VIEs and the respective Foreign Owned Subsidiaries, the respective Foreign Owned Subsidiaries granted an interest-free loan to the shareholders of VIE, solely for their purchase of equity interest of the VIEs, investing or operating activities conducted in the VIEs. Each loan agreement has a term of twenty years.

Shareholder Voting Right Proxy Agreement. Each of shareholders of the VIEs irrevocably grant any person designated by the respective Foreign Owned Subsidiaries the power to exercise all voting rights to which he will be entitled to as shareholder of the VIEs at that time, including the right to declare dividends, appoint and elect board members and senior management members and other voting rights.

Each shareholder voting right proxy agreement has a term of twenty years, unless it is early terminated by all parties in writing or pursuant to provision of this agreement. The term of the agreement will be automatically extended for one year upon the expiration, if the Foreign Owned Subsidiary gives the other Parties written notice requiring the extension thereof and the same mechanism will apply subsequently upon the expiration of each extended term.

Equity Pledge Agreement. Each of shareholders of the VIEs has also entered into an equity pledge agreement with the respective Foreign Owned Subsidiaries. Pursuant to which these shareholders pledged their respective equity interest in the VIEs to guarantee the performance of the obligations of the VIEs. The Foreign Owned Subsidiaries, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. Pursuant to the equity pledge agreement, each shareholder of the VIEs cannot transfer, sell, pledge, dispose of or otherwise create any new encumbrance on their respective equity interest in the VIEs without the prior written consent of the respective Foreign Owned Subsidiaries. The equity pledge right enjoyed by the Foreign Owned Subsidiaries will expire when shareholders of the VIEs have fully performed their respective obligations under the above agreements. The equity pledges of the VIEs have been registered with the relevant local branch of the State Administration for Industry and Commerce, or SAIC.

Risks in relation to the VIE structure

The Company believes that the Foreign Owned Subsidiaries’ contractual arrangements with the VIEs are in compliance with PRC law and are legally enforceable. However, uncertainties in the PRC legal system could limit the Company’s ability to enforce these contractual arrangements and the interests of the shareholders of the VIEs may diverge from that of the Company and that may potentially increase the risk that they would seek to act contrary to the contractual terms, for example by influencing the VIEs not to pay the service fees when required to do so.

The Company’s ability to control the VIEs also depends on the power of attorney the Foreign Owned Subsidiaries have to vote on all matters requiring shareholder approval in the VIEs. As noted above, the Company believes this power of attorney is legally enforceable but may not be as effective as direct equity ownership.

In addition, if the legal structure and contractual arrangements were found to be in violation of any existing PRC laws and regulations, the Company may be subject to fines or other actions. The Company does not believe such actions would result in the liquidation or dissolution of the Company, the Foreign Owned Subsidiaries or the VIEs.

The Group, through its subsidiaries and through the contractual arrangements, has (1) the power to direct the activities of the VIEs that most significantly affect the entity’s economic performance and (2) the right to receive benefits from the VIEs. Accordingly, the Group is the primary beneficiary of the VIEs and has consolidated the financial results of the VIEs.

The following financial statement amounts and balances of the Group’s VIEs were included in the accompanying consolidated financial statements:

	As of December 31,
	2013	2014
	$	$
Cash and cash equivalents	71,095,466	99,718,317
Accounts receivable, net of allowance for doubtful accounts	87,835,551	118,223,577
Other current assets	29,693,275	34,132,543
Amounts due from related parties	—	424,864
Total current assets	188,624,292	252,499,301
Total non-current assets	49,517,785	55,033,244
Total assets	238,142,077	307,532,545

Accounts payable	1,505,942	600,735
Accrued payroll and welfare expenses	29,309,329	44,321,824
Income tax payable	28,793,459	28,337,431
Other tax payable	11,188,055	16,032,365
Amounts due to related parties	2,383,293	4,175,247
Advance from customers and deferred revenue	7,150,344	5,073,492
Liability for exclusive rights, current	8,967,972	—
Other current liabilities	9,917,349	36,291,161
Total current liabilities	99,215,743	134,832,255
Deferred tax liabilities, non-current	655,563	469,579
Total liabilities	99,871,306	135,301,834

	Years Ended December 31,
	2012	2013	2014
	$	$	$
Total revenues	172,402,066	321,004,846	492,253,803
Cost of revenues	(54,276,512)	(59,920,429)	(43,760,890)
Net income (loss)	(3,212,138)	1,503,897	(8,699,386)
Net cash provided by operating activities	16,020,624	72,877,862	55,495,458
Net cash used in investing activities	(17,544,270)	(18,042,241)	(17,245,460)
Net cash provided by (used in) financing activities	26,686,813	(40,248,296)	(17,043,942)

There are no consolidated VIEs’ assets that are collateral for the VIEs’ obligations or are restricted solely to settle the VIEs’ obligations. The Company has not provided any financial support that it was not previously contractually required to provide to the VIEs.

Use of estimates

(c) Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group’s financial statements include useful lives and valuation of long-lived assets, valuation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests, fair value of equity investments in funds invested by the Company, valuation allowance on deferred tax assets and estimated selling prices in multiple-deliverable revenue arrangements, valuation of fair value of investment in preferred shares of a private entity, and assumptions related to the valuation of fair value of Leju and Scepter’s ordinary shares.

Fair value of financial instruments

(d) Fair value of financial instruments

The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and considers assumptions that market participants would use when pricing the asset or liability.

The Group applies a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. There are three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.

Business combinations

(e) Business combinations

Business combinations are recorded using the purchase method of accounting and, accordingly, the acquired assets and liabilities are recorded at their fair market value at the date of acquisition. Any excess of acquisition cost over the fair value of the acquired assets and liabilities, including identifiable intangible assets, is recorded as goodwill.

Cash and cash equivalents

(f) Cash and cash equivalents

Cash and cash equivalents consist of cash on hand and demand deposits, which are unrestricted as to withdrawal and use, and which have original maturities of three months or less.

Restricted cash

(g) Restricted cash

The Group is required to maintain certain bank deposits as collateral for the bank loans to the Group (see Note 11). These balancers are subject to withdrawal restrictions and totaled nil and $38,290,478 as of December 31, 2013 and 2014, respectively.

The Group provides brokerage service for secondary properties. Upon consent of the property buyers and sellers, the sales proceeds can be paid through the Group’s accounts, which are put into the custody of the designated bank and can only be used as consideration to the property sellers when the transactions are completed. The Group records the proceeds relating to these transactions as restricted cash and other current liabilities. These restricted cash accounts totaled $2,146,098 and $1,947,961 as of December 31, 2013 and 2014, respectively. In connection with certain primary real estate agency agreements, the Group is required by the developers to maintain certain bank deposits under both parties’ custody through the contract periods or until the presale permits are obtained for the underlying projects. These restricted cash accounts were $164,018 and $163,425 as of December 31, 2013 and 2014, respectively.

Investment in debt and equity securities

(h) Investment in debt and equity securities

The Group invests in debt securities and equity securities with readily determinable fair values, and accounts for the investments based on the nature of the products invested, and the Group’s intent and ability to hold the investments to maturity.

The Group’s investments in debt securities that have a stated maturity and normally pay a prospective fixed rate of return. The Group classifies the investments in debt securities as held-to-maturity when it has both the positive intent and ability to hold them until maturity. Held-to-maturity investments are recorded at amortized cost and are classified as long-term or short-term according to their contractual maturity. Long-term investments are reclassified as short-term when their contractual maturity date is less than one year. Investments that are bought and held principally for the purpose of selling them in the near term are classified as trading securities and are reported at fair value with changes in fair value recognized in earnings. Investments that do not meet the criteria of held-to-maturity or trading securities are classified as available-for-sale, and are reported at fair value with changes in fair value included in other comprehensive income.

The Group reviews its investments, except for those classified as trading securities, for other-than-temporary impairment based on the specific identification method and considers available quantitative and qualitative evidence in evaluating potential impairment. If the cost of an investment exceeds the investment’s fair value, the Group considers, among other factors, general market conditions, government economic plans, the duration and the extent to which the fair value of the investment is less than cost and the Group’s intent and ability to hold the investment to determine whether another-than-temporary impairment has occurred.

The Group recognizes other-than-temporary impairment in earnings if it has the intent to sell the debt security or if it is more-likely-than-not that it will be required to sell the debt security before recovery of its amortized cost basis. Additionally, the Group evaluates expected cash flows to be received and determines if credit-related losses on debt securities exist, which are considered to be other-than-temporary, should be recognized in earnings.

If the investment’s fair value is less than the cost of an investment and the Group determines the impairment to be other-than-temporary, the Group recognizes an impairment loss based on the fair value of the investment.

Customer deposits

(i) Customer deposits

The Group provides sales agency services for primary real estate development projects, some of which require the Group to pay an upfront and refundable deposit as demonstration of the Group’s financial strength and commitment to provide high quality service. These deposits are refunded to the Group subject to certain pre-determined criteria at a date specified in the agency contracts. The pre-determined criteria are based on sales progress on a project, which may take into account factors such as gross floor area of properties sold and transaction value. Certain of the Group’s contracts provide that if the group breaches the contract, any corresponding penalties may be deducted from the deposit. Customer deposits are recorded as either current or non-current assets based on the Group’s estimate of the date of refund.

The Group did not experience any material non-payment in history. In the event that any customer deposit becomes due but is not duly paid by the real estate developers, the Group requires collateral or other security from such developers, including existing properties or a right to properties under construction. In the event of non-payment, the Group would then resell the properties or the right to properties under construction for cash. The collection of these secured customer deposits is dependent on the resale price of the underlying properties, which is subject to the then market conditions.

Accounts receivable

(j) Accounts receivable

Accounts receivable, net of allowance for doubtful accounts of $60,232,453 and $44,002,810 at December 31, 2013 and 2014, respectively, consists of following:

	As of December 31,
	2013	2014
	$	$
Unbilled accounts receivable	268,589,167	306,282,419
Billed accounts receivable	88,852,935	108,867,589
Total	357,442,102	415,150,008

Unbilled accounts receivable represents amounts recognized in revenue prior to issuing official tax receipts to customers. The Group regularly reviews the collectability of unbilled accounts receivable in the same method as billed accounts receivable disclosed in Note 2 (y).

Properties held for sale

(k) Properties held for sale

Properties held for sale are stated at the lower of cost or net realizable value. Cost comprises the cost of purchase and, where applicable, direct costs associated with the purchase. Properties held for sale obtained through taking possession of collateral to settle the accounts receivable, are recorded at value of the receivables that are settled. The Group also recognizes acquired properties as properties held for sale when the Group has intent and ability to sell them within one year. The Group evaluates its properties held for sale for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable. No impairment was provided for properties held for sale for the years ended December 31, 2012, 2013 and 2014.

Investment in affiliates

(l) Investment in affiliates

Affiliated companies are entities over which the Group has significant influence, but which it does not control. The Group generally considers an ownership interest of 20% or higher to represent significant influence. And the Group considers an equity interest of 3% or higher to represent more than minor influence for investments in investment funds.

Investment funds are subject to Investment Company accounting, and need to apply the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 946, Financial Services - Investment Companies. Accordingly, all investments held by these investment funds are measured at fair value. The difference between fair value and initial cost of investments is reflected as unrealized appreciation/depreciation on investments in the income statement. Investment funds determine the fair value of the investments based on relevant comparable market data such as comparisons of multiples of peer companies, evaluation of financial and operating data, company specific developments, market valuations of comparable companies, and latest transaction price factors (Level 3 inputs).

Investments in affiliates are accounted for by the equity method of accounting. Under this method, the Group’s share of the post-acquisition profits or losses of affiliated companies is recognized in the income statement and its shares of post-acquisition movements in other comprehensive income are recognized in other comprehensive income. Unrealized gains on transactions between the Group and its affiliated companies are eliminated to the extent of the Group’s interest in the affiliated companies; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in an affiliated company equals or exceeds its interest in the affiliated company, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the affiliated company. The Group records its income (loss) from the investment funds one quarter in arrears to enable it to have more time to collect and analyze the investments’ result.

The Group is required to perform an impairment assessment of its investments whenever events or changes in business circumstances indicate that the carrying value of the investment may not be fully recoverable. An impairment loss is recorded when there has been a loss in value of the investment that is other than temporary. The Group has not recorded any impairment losses in any of the periods reported. As of December 31, 2013 and 2014, the Group determined that no such events were present.

Property and equipment, net

(m) Property and equipment, net

Property and equipment is recorded at cost less accumulated depreciation. Depreciation is computed on a straight-line basis over the following estimated useful lives:

Leasehold improvements	Over the shorter of the lease term or their estimated useful lives
Buildings	30 years
Furniture, fixtures and equipment	3 - 5 years
Motor vehicles	5 years

Gains and losses from the disposal of property and equipment are included in income from operations.

Intangible assets, net

(n) Intangible assets, net

Acquired intangible assets mainly consist of license agreements with SINA, a real estate advertising agency agreement with SINA, database license agreement, exclusive rights with Baidu, Inc. (“Baidu”), favorable lease terms, customer relationships, non-compete agreements and trademarks from business combinations and are recorded at fair value on the acquisition date. All intangible assets, with the exception of customer relationships, are amortized ratably over the contract period. Intangible assets resulting out of acquired customer relationships are amortized based on the timing of the revenue expected to be derived from the respective customer.

Impairment of long-lived assets

(o) Impairment of long-lived assets

The Group evaluates its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When these events occur, the Group measures impairment by comparing the carrying amount of the assets to future undiscounted net cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss equal to the excess of the carrying amount over the fair value of the assets.

Impairment of goodwill and indefinite lived intangible assets

(p) Impairment of goodwill and indefinite lived intangible assets

The Group performs an annual goodwill impairment test comprised of two steps. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill and indefinite lived intangible assets. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of goodwill and indefinite lived intangible assets to the carrying value of a reporting unit’s goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. This allocation process is only performed for purposes of evaluating goodwill impairment and does not result in an entry to adjust the value of any assets or liabilities. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill.

Management performs a goodwill impairment test for each of its reporting units as of December 31 of each year or when there is a triggering event causing management to believe it is more likely than not that the carrying amount of goodwill may be impaired.

Intangible assets with an indefinite life are tested for impairment annually or more frequently if events or changes in circumstances indicate that the asset might be impaired. The impairment test consists of a comparison of the fair value of the intangible asset to its carrying amount. If the carrying amount exceeds the fair value, an impairment loss is recognized equal in amount to that excess.

Income taxes

(q) Income taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities, and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years when the reported amounts of the asset or liability are expected to be recovered or settled, respectively. Deferred tax assets are reduced by a valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant taxing authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on the classification of the related assets and liabilities for financial reporting purposes.

The Group only recognizes tax benefits related to uncertain tax positions when such positions are more likely than not of being sustained upon examination. For such positions, the amount of tax benefit that the Group recognizes is the largest amount of tax benefit that is more than fifty percent likely of being sustained upon the ultimate settlement of such uncertain position. The Group records interest and penalties as a component of income tax expense.

Debt issuance costs and debt discounts

(r) Debt issuance costs and debt discounts

Debt issuance costs and debt discounts are amortized as interest expense, using the effective interest method, through the earlier of the maturity date of the Convertible Senior Notes or the date of conversion, if any. Debt issuance costs are recorded as deferred assets, and debt discounts are recorded as a direct deduction from the face amount of Convertible Senior Notes.

Share-based compensation

(s) Share-based compensation

Share-based compensation cost is measured on the grant date, based on the fair value of the award, and recognized as an expense over the requisite service period. Management has made an estimate of expected forfeitures and recognizes compensation cost only for those equity awards expected to vest.

Revenue recognition

(t) Revenue recognition

The Group recognizes revenue when there is persuasive evidence of an arrangement, service has been rendered, the sales price is fixed or determinable and collectability is reasonably assured. Revenues are recorded, net of sales related taxes.

Real estate online services

The Group generates real estate online revenues principally from e-commerce, online advertising, and listing services.

The Group e-commerce services primarily include discount coupon advertising and online property auctions. The Group also provides property viewing and pre-sale customer support free of charge in connection with the sale of discount coupons and online property auctions. E-commerce revenues are principally generated from selling discount coupons to potential property buyers. Those discount coupons allow buyers to purchase specified properties from real estate developers at discounts greater than the face value of the fees charged by the Group. The discount coupons are refundable to the buyers at any time before they are used to purchase the specified properties. The Group recognizes such e-commerce revenues upon obtaining confirmation letters that prove the use of coupons by property buyers, and when collections are reasonably assured. Revenues are recognized based on the net proceeds received as the Group acts as a marketing agent of the property developer in the transaction.

Revenue from online advertising services is generated principally from online advertising arrangements, sponsorship arrangements, and to a lesser extent, outsourcing arrangements, and keyword advertising arrangements. Online advertising arrangements allow advertisers to place advertisements on particular areas of the Group’s websites, in particular formats and over particular periods of time. Advertising revenues from online advertising arrangements are recognized ratably over the contract period of display when collectability is reasonably assured. Sponsorship arrangements allow advertisers to sponsor a particular area on the Group’s websites in exchange for a fixed payment over the contract period. Advertising revenues from sponsorship arrangements are recognized ratably over the contract period. The Group also generates online advertising revenues from outsourcing certain regional sites for a fixed period of time to local outsourcing partners, who are responsible for both website operation and related advertising sales. Advertising revenues from hosted websites are recognized ratably over the term of the contract. Keyword advertising revenues are recognized ratably over the contract period when collectability is reasonably assured.

The Group also provides listing services to real estate brokers. Listing services entitle real estate brokers to post and make changes to information for properties in a particular area on the website for a specified period of time, in exchange for a fixed fee. Listing revenues are recognized ratably over the contract period of display when collectability is reasonably assured.

Real estate brokerage services

The Group provides marketing and sales agency services to primary real estate developers. The Group recognizes the commission revenue when a successful sale of property has occurred and upon completing the services required to execute a successful sale without further contingency. A successful sale is defined in each agency contract and is usually achieved after the property buyer has executed the purchase contract, made the required down payment, and the purchase contract has been registered with the relevant government authorities. The Group may also be entitled to earn additional revenue on the agency services if certain sales and other performance targets are achieved, such as average sale price over a pre-determined period. These additional agency service revenues are recognized when the Group has accomplished the required targets.

The Group provides brokerage service for secondary real estate sale and rental transactions. For secondary real estate brokerage service, the Group recognizes revenue upon execution of a transaction agreement between the buyer/lessee and the seller/lessor for which the Group acts as the broker.

Real estate information and consulting services

The Group sells subscriptions to its proprietary CRIC system for which revenues are recognized ratably over the subscription period, which is usually six to 12 months. The Group also provides data integration services periodically, such as periodic market updates and research analysis that suit the specific needs and requirements of individual clients in addition to access to the CRIC system. The contractual period for such arrangements is usually between three to 12 months with revenue being recognized ratably over such period.

The Group provides real estate consulting services to customers in relation to land acquisition and project consulting services. Land acquisition consulting services involve advising customers in relation to land acquisition and facilitating the transfer of land development rights. Payment is usually contingent upon the delivery of a final product, such as closing a land acquisition transaction. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent. Project consulting services involve providing consulting services, including project feasibility studies, analysis of the real estate transaction history of nearby development projects, marketing and advertising consulting, and development of comprehensive plans for their development projects. Such arrangements include periodic consulting services arrangements and delivery based consulting services arrangements. Periodic consulting services involve providing consulting services which are tailored to meet the needs of real estate developer clients at various stages of the project development and sales process for a specified period, such as monthly market studies. The contractual period for such arrangements is usually between one and 12 months with revenue being recognized ratably over such period. Delivery based consulting services involve providing consulting services which are tailored to meet the specific need of real estate developer. Payment is usually contingent upon the delivery of a final product, such as providing a market study report. The Group recognizes revenue under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent.

Community value-added services

The Group launched community value-added services in 2014. No revenue was generated from these services yet in the year ended December 31, 2014.

Other services

The Group provides promotional events services, and recognizes revenue when such services are rendered, assuming all other revenue recognition criterion have been met. The Group also generates revenues from advertising sales services by acquiring advertising space and subsequently reselling such space. Revenues under such arrangements are recognized when the related advertisement is placed. The Group recognizes advertising sales revenues on a gross basis because it acts as principal and is the primary obligator in the arrangement.

The Group also generates revenues from real estate fund management fees, performance fees and allocations. Real estate fund management fees are based upon investment advisory and related agreements and are recognized as earned over the specified contract period. Performance fees and allocations represent the preferential allocations of profits (“carried interest”) that are a component of the Group’s general partnership interests in the real estate funds. The Group is entitled to an additional return from the investment fund in the event investors in the fund achieve cumulative investment returns in excess of a specified amount. The Group records the additional return from these carried interests as revenue at the end of the contract year.

The Group launched real estate financial services in 2014. No material revenue was generated from these services yet in the year ended December 31, 2014.

Multiple element arrangements

The Group has multiple element arrangements that may include provision of primary real estate services, online advertising, promotional events services, consulting services and/or information services. The Group has determined that each of the deliverables listed above is considered a separate unit of account as each has value to the customer on a standalone basis and has been sold separately on a standalone basis, there is no general right of return on delivered items and the delivery or performance of the undelivered item(s) is considered probable and substantially in the control of the Group.

The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence (“VSOE”) if available; (ii) third-party evidence (“TPE”) if VSOE is not available; and (iii) best estimate of selling price (“BESP”) if neither VSOE nor TPE is available.

VSOE . The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The Group has historically priced its commission rate for the primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising within a narrow range. As a result, the Group has used VSOE to allocate the selling price for these services when elements of a multiple element arrangement. The Group has not historically priced delivery based consulting service and promotional event services within a narrow range, therefore, the Group considers TPE and BESP as discussed below.

TPE . When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group’s marketing strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services’ selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

BESP . When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of project-based consulting service and promotional event services under these multiple element arrangement. The process for determining BESP involves management judgment. The Group’s process considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. If the facts and circumstances underlying the factors the Group considers change, or should subsequent facts and circumstances lead the Group to consider additional factors, the Group’s BESP could change in future periods. The Group regularly reviews the evidence of selling price for its services and maintains internal controls over the establishment and updates of these estimates. There were no material changes in estimated selling price for its services during the years ended December 31, 2012, 2013 and 2014, nor does the Group expect a material changes in BESP in the foreseeable future.

The total amounts of revenue earned by the Group related to agreements that have been accounted for as multiple element arrangements were $74,042,253, $71,908,552, and $74,189,077 in 2012, 2013 and 2014, respectively.

Deferred revenues are recognized when payments are received in advance of revenue recognition.

Cost of revenue

(u) Cost of revenue

Cost of revenue for the real estate online services segment consists of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, editorial personnel related costs, amortization of intangible assets, depreciation associated with website production equipment and fees paid to SINA for advertising inventory on non-real estate channels. Cost of revenue for the real estate brokerage services segment includes costs directly related to providing services, which include costs incurred for marketing and sale of primary real estate projects for which the Group acts as the agent, and rental expenses incurred for properties leased by the Group as brokerage stores and sales commission. Cost of revenue of real estate information and consulting services segment primarily consists of sales commission, the service fee for purchase some consulting reports and costs incurred for developing, maintaining and updating the CRIC database system, which includes cost of data purchased or licensed from third-party sources, technical personnel related costs and associated equipment depreciation. Cost of revenue for real estate promotional events and advertising services consists of fees paid to third parties to acquire advertising space for resale, and salaries of sales and support staff and fees paid to third parties for the services directly related to promotional event services. Cost of revenue for the real estate fund management services consists of cost associated with investing department.

Marketing and Advertising expenses

(v) Marketing and advertising expenses

Marketing and advertising expenses consists primarily of targeted online and offline marketing costs for promoting the Group’s e-commerce projects, increasing visibility and building brand, such as Leju property visit, sponsored marketing campaigns, online or print advertising, public relations and sponsored events. The Company expenses all marketing advertising costs as incurred and record these costs within “Selling, general and administrative expenses” on the consolidated statements of operations when incurred. The nature of the Company’s direct marketing activities is such that they are intended to attract subscribers for the online advertising and potential property buyers to purchase the discount coupons. The Group incurred advertising expenses amounting to $51,936,863, $100,457,370 and $208,667,609 for the years ended December 31, 2012, 2013 and 2014, respectively.

Foreign currency translation

(w) Foreign currency translation

The functional currency of the Company is the United States dollar (“U.S. dollar”) and is used as the reporting currency of the Group. Monetary assets and liabilities denominated in currencies other than the U.S. dollar are translated into U.S. dollar at the rates of exchange ruling at the balance sheet date. Equity accounts are translated at historical exchange rates and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as foreign currency translation adjustment and are shown as a separate component of other comprehensive income in the consolidated statements of changes in equity and comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the U.S. dollar, such as Renminbi (“RMB”) and Hong Kong dollar (“HKD”), which are their functional currencies. Transactions in other currencies are recorded at the rates of exchange prevailing when the transactions occur.

The Group recorded an exchange loss of $379,530, $862,383 and exchange gain $613,227 for the years ended December 31, 2012, 2013 and 2014, respectively, as a component of other income (loss), net.

Government subsidies

(x) Government subsidies

Government subsidies include cash subsidies received by the Company’s subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts. Cash subsidies of $6,475,023, $4,917,642 and $8,786,891 were included in other operating income for the years ended December 31, 2012, 2013 and 2014, respectively. Subsidies are recognized when cash is received and when all the conditions for their receipt have been satisfied.

Concentration of credit risk

(y) Concentration of credit risk

Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group places its cash and cash equivalents with reputable financial institutions.

The Group regularly reviews the creditworthiness of its customers, and requires collateral or other security from its customers in certain circumstances when accounts receivables become long overdue. The Group establishes an allowance for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers, including creditworthiness of the clients, aging of the receivables and other specific circumstances related to the accounts.

Movement of the allowance for doubtful accounts for accounts receivable and customer deposits is as follows:

	2012	2013	2014
	$	$	$
Balance as of January 1	14,811,322	36,537,817	60,818,408
Provisions for doubtful accounts	27,297,288	29,099,216	26,363,611
Write offs	(5,633,500)	(6,298,025)	(42,404,691)
Changes due to foreign exchange	62,707	1,479,400	(190,682)
Balance as of December 31	36,537,817	60,818,408	44,586,646

The allowance for other receivables was immaterial for all periods presented.

Earnings per share

(z) Earnings per share

Basic earnings per share are computed by dividing income attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding during the period.

Diluted earnings per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares.

The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Years Ended December 31,
	2012	2013	2014
Net income (loss) attributable to E-House ordinary shareholders — basic	$(56,971,404)	$51,957,425	$40,001,485
Decrease of income from Leju*	—	—	(2,208,892)
Interest of Convertible Senior Notes (including stated interest and amortization of discount and issuance costs)	—	192,566	—
Net income (loss) attributable to E-House ordinary shareholders — diluted	$(56,971,404)	$52,149,991	$37,792,593

Weighted average ordinary shares outstanding— basic	106,159,388	130,163,165	139,211,442
Convertible senior notes	—	334,821	—
Share options and restricted shares	—	5,282,011	7,476,393
Weighted average number of ordinary shares outstanding — diluted	106,159,388	135,779,997	146,687,835

Basic earnings (loss) per share	$(0.54)	$0.40	$0.29

Diluted earnings (loss) per share	$(0.54)	$0.38	$0.26

* In calculating diluted earnings (loss) per share, the amount of Leju’s net income included in net income (loss) attributable to E-House’s ordinary shareholders is calculated by multiplying Leju’s diluted EPS by the weighted average number of Leju shares held by E-House’s during the period, which may result in net income (loss) attributable to E-House ordinary shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as increase (decrease) of income (loss) from Leju.

Diluted earnings (loss) per share do not include the following instruments as their inclusion would have been anti-dilutive:

	Years Ended December 31,
	2012	2013	2014
Share options and restricted shares	14,660,788	—	—
Convertible senior notes	—	—	8,959,127

Non-controlling interest

(aa) Non-controlling interest

As of December 31, 2014, the majority of the Group’s non-controlling interest is attributable to Leju. As of December 31, 2014, E-House retained a 69.9% equity interest in Leju. Non-controlling interest in Leju included in the Company’s consolidated balance sheets was $124,892,590 as of December 31, 2014. For the year ended December 31, 2014, $50,702,835 of the Group’s consolidated net income was attributable to Leju.

Before the merger of the Company with CRIC, the majority of the Group’s non-controlling interest is attributable to CRIC, which mainly operates the Company’s real estate information and consulting and real estate online services segments. In April 2012, CRIC became a wholly-owned subsidiary of the Company after the Merger. For the year ended December 31, 2012, $13,547,386 of the Group’s consolidated net loss was attributable to CRIC.

The following schedule shows the effects of changes in E-House’s ownership interest in CRIC and Leju and other significantly less than wholly owned subsidiaries on equity attributable to E-House:

	Years Ended December 31,
	2012	2013	2014
Net income (loss) attributable to E-House	(56,971,404)	51,957,425	40,001,485

Transfers to the non-controlling interest:
Decrease in E-House’s additional paid-in capital for purchase of 64,642,647 CRIC common shares for the years ended December 31 2012	(149,461,182)	—	—
Decrease in E-House’s additional paid-in capital for the exercise of CRIC’s options and the vesting of CRIC’s restricted shares	(332,951)	—	—
Increase in E-House’s equity by partial disposal of subsidiaries	—	—	138,477,580
Increase in E-House’s additional paid-in capital for issuing Leju’s shares to public	—	—	70,068,096
Decrease in E-House’s additional paid-in capital for Leju share distribution to E-House’s shareholders	—	—	(21,569,028)
Decrease in E-House’s additional paid-in capital for acquisition of non-controlling interest	—	—	(30,720,088)
Increase in E-House’s additional paid-in capital for the exercise of Leju’s options and the vesting of Leju’s restricted shares			58,340
Net transfers from (to) non-controlling interest	(149,794,133)	—	156,314,900

Change from net income attributable to E-House and transfers (to) from non-controlling interest	(206,765,537)	51,957,425	196,316,385

Comprehensive income

(ab) Comprehensive income

Comprehensive income includes all changes in equity except those resulting from investments by owners and distributions to owners. For the years presented, total comprehensive income included net income, foreign currency translation adjustments and the unrealized gain/loss due to the changes in fair value of the available-for-sale investment.

Recently issued accounting pronouncements

(ac) Recently issued accounting pronouncements

In May 2014, the Federal Accounting Standard Board (“FASB”) issued, Accounting Standards Update (“ASU”) 2014-09, ‘‘Revenue from Contracts with Customers (Topic 606)’’. The guidance substantially converges final standards on revenue recognition between the FASB and the International Accounting Standards Board providing a framework on addressing revenue recognition issues and, upon its effective date, replaces almost all exiting revenue recognition guidance, including industry specific guidance, in current U.S. generally accepted accounting principles. The core principle of the guidance is that an entity should recognize revenue to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. To achieve that core principle, an entity should apply the following steps:

Step 1: Identify the contract(s) with a customer.

Step 2: Identify the performance obligations in the contract.

Step 3: Determine the transaction price.

Step 4: Allocate the transaction price to the performance obligations in the contract.

Step 5: Recognize revenue when (or as) the entity satisfies a performance obligation.

For a public entity, the amendments in this ASU are effective for annual reporting periods beginning after December 15, 2016, including interim periods within that reporting period. Early application is not permitted. The Group is in the process of evaluating the impact of adoption of this guidance on the Group’s consolidated financial statements.

In June 2014, the FASB issued a new pronouncement which requires that a performance target that affects vesting and that could be achieved after the requisite service period is treated as a performance condition. A reporting entity should apply existing guidance in Topic 718, Compensation-Stock Compensation, as it relates to awards with performance conditions that affect vesting to account for such awards. The amendments in this ASU are effective for annual periods and interim periods within those annual periods beginning after December 15, 2015. Earlier adoption is permitted. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In August 2014, the FASB issued a new pronouncement which provides guidance on determining when and how reporting entities must disclose going-concern uncertainties in their financial statements. The new standard requires management to perform interim and annual assessments of an entity’s ability to continue as a going concern within one year of the date of issuance of the entity’s financial statements. Further, an entity must provide certain disclosures if there is ‘‘substantial doubt about the entity’s ability to continue as a going concern.’’ The new standard is effective for fiscal years ending after December 15, 2016. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In November 2014, the FASB issued a new pronouncement which provides guidance an acquired entity with an option to apply pushdown accounting in its separate financial statements upon occurrence of an event in which an acquirer obtains control of the acquired entity. An acquired entity may elect the option to apply pushdown accounting in the reporting period in which the change- in-control event occurs. An acquired entity should determine whether to elect to apply pushdown accounting for each individual change-in-control event in which an acquirer obtains control of the acquired entity. If pushdown accounting is not applied in the reporting period in which the change- in-control event occurs, an acquired entity will have the option to elect to apply pushdown accounting in a subsequent reporting period to the acquired entity’s most recent change-in-control event. An election to apply pushdown accounting in a reporting period after the reporting period in which the change-in-control event occurred should be considered a change in accounting principle in accordance with Topic 250, Accounting Changes and Error Corrections. If pushdown accounting is applied to an individual change- in-control event, that election is irrevocable. The amendments in this Update are effective on November 18, 2014. After the effective date, an acquired entity can make an election to apply the guidance to future change- in-control events or to its most recent change-in-control event. However, if the financial statements for the period in which the most recent change-in-control event occurred already have been issued or made available to be issued, the application of this guidance would be a change in accounting principle. The Group does not expect the adoption of this guidance will have a significant effect on the Group’s consolidated financial statements.

In February 2015, the FASB issued, ASU 2015-02, ‘‘Amendments to the Consolidation Analysis’’, regarding consolidation of legal entities such as limited partnerships, limited liability corporations, and securitization structures. The guidance eliminates the deferral issued by the FASB in February 2010 of the accounting guidance for VIEs for certain investment funds, including mutual funds, private equity funds and hedge funds. In addition, the guidance amends the evaluation of fees paid to a decision maker or a service provider, and exempts certain money market funds from consolidation. The guidance will be effective for accounting periods beginning after December 15, 2015 with early adoption permitted. The Group is currently evaluating the potential impact on the Group’s consolidated financial statements.